Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares and Weighted-Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	8,265,507	6,894,831	7,921,571
Granted, shares	2,850,927	4,879,421	2,897,396
Vested, shares	(3,295,376)	(3,069,035)	(3,428,736)
Cancelled, shares	(374,103)	(439,710)	(495,400)
Outstanding at end of period, shares	7,446,955	8,265,507	6,894,831
Outstanding at beginning of period, weighted-average grant-date fair value	$ 39.50	$ 38.44	$ 34.09
Granted, weighted-average grant-date fair value	54.45	39.65	44.24
Vested, weighted-average grant-date fair value	40.66	37.25	33.27
Cancelled, weighted-average grant-date fair value	43.91	40.18	38.66
Outstanding at end of period, weighted-average grant-date fair value	$ 44.49	$ 39.50	$ 38.44